[LOGO] Merrill Lynch Investment Managers

Annual Report
July 31, 2001

Merrill Lynch
Focus Value Fund, Inc.

www.mlim.ml.com

MERRILL LYNCH FOCUS VALUE FUND, INC.

DEAR SHAREHOLDER

Portfolio Matters

The six-month period ended July 31, 2001 was a turbulent period for the equity markets. A sharp decline in March was followed by an equal upward retracement during the middle months. Toward the end of July, the markets were stuck in a very narrow trading band, with a negative bias, as investors attempted to reach a consensus as to if and when the aggressive Federal Reserve Board monetary policy easing will have a positive effect on the economy. Value stocks, during this time period, were viewed as "safe havens" given their modest valuations relative to their earnings potential and book values. As we stated in our January 31, 2001 report to shareholders, the Fund is currently overweighted in those industries that will have the largest earnings rebound in a recovering economy.

For the six-month period ended July 31, 2001, Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -3.60%, -4.05%, -4.04% and -3.77%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.) For the same period, the unmanaged Russell 1000 Value Index had a total return of -1.85%. Strength in the Fund's investments in the basic industry, materials and media stocks was offset by weakness in energy, technology and telecommunications-related holdings.

The Fund's best performers were concentrated in those industry groups that were the most severely oversold during the last half of 2000. They also happen to be stocks that possess the greatest earnings leverage toward improving economic conditions. Media stocks, such as Fox Entertainment Group, Inc. and USA Networks, Inc., are very sensitive to changes in advertising spending, which tends to pick up once companies perceive a recovery in consumer confidence is forthcoming. Similarly, paper companies, such as Boise Cascade Corporation and Georgia-Pacific Group as well as machinery companies such as Caterpillar Inc., also have revenue streams that are very sensitive to the level of economic activity. The fact that these companies all posted double-digit returns for the six-month period implies that investors are looking past the current malaise and have begun focusing on improving business conditions. Energy-related equities, which have been a pocket of strength for the Fund in previous periods, declined precipitously as the price for natural gas staged a dramatic fall. We are still bullish long-term on gas prices since the price decline seems to be because of slackening demand rather than excessive new supply. Barring a significant response on the supply side of the equation, we expect to utilize the current weakness in this sector to augment our holdings.

Our technology and telecommunications holdings were mixed with the only significant gainer being the Fund's largest such holding, Borland Software Corporation, as the company's results were buoyed by a number of new product offerings. We were proven to be early on a number of other technology-related holdings, such as Lucent Technologies Inc., 3Com Corporation and Motorola, Inc. but we maintain a very positive stance on these companies for the longer term given their dominant customer base, excellent balance sheets and new product introductions. Finally, the unprecedented collapse within the distressed bond universe continued during the six-month period. Our exit from this sector is nearly complete so we do not foresee any significant negative return impact from this sector in the future given our very modest exposure.

The majority of our additions to the portfolio during the six-month period were energy-related issues. Arch Coal, Inc., ENSCO International Incorporated, Diamond Offshore Drilling, Inc. and Grant Prideco, Inc., all experienced significant declines in their stock prices as the price of natural gas fell. We added these stocks because we believe the long-term outlook for gas remains positive. Demand trends remain positive but they have experienced a short-term dislocation as fuel switching occurred when gas prices reached unprecedented levels earlier in the year. Recent industry reports show

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

that gas deliverability is not increasing even though a record number of rigs are currently in operation. This is an indication that supplies will remain constrained, a positive for long-term pricing.

Other additions during the period came from many different industries. Georgia-Pacific Group, a paper company, is attempting to become more consumer products oriented with its acquisition of Fort James. If successful, a multiple revaluation will lead to a much higher share price. Textron, Inc. is a very inexpensive conglomerate that is also trying to reposition itself away from more commodity product lines and toward higher growth industries. Liberty Media Group is about to be spun out of AT&T Corp., giving its entrepreneurial chief executive officer the latitude needed to build a global media company. Finally, two technology companies, Agilent Technologies, Inc. and Jabil Circuit, Inc., both possess attractive market shares in industries that have very attractive long-term growth rates. Their share prices, however, have been hurt recently by the slowdown in technology spending worldwide. We expect the stocks will rebound once industrial capital spending returns.

We eliminated many of our positions earlier in the period after meeting our price objectives. Diebold, Incorporated, Duke Energy Corporation and Tenet Healthcare Corporation, HCA--The Healthcare Company, all had relatively quick advances, so we liquidated our holdings since we believed further upside would be hard to come by. We also sold Northrop Grumman Corporation, National Semiconductor Corporation and LTX Corporation, three long-time holdings, for the same reason. Finally, our position in Crown Cork & Seal Company, Inc. was eliminated, as the prospects for recovery seem dim given their ever-increasing exposure to asbestos litigation.

The volatility in the markets has tended to be indiscriminate with the possible exception of certain health care stocks. This is an excellent environment in which to build an investment portfolio as any number of companies from a variety of industries become possible candidates.

Fiscal Year in Review

For the fiscal year ended July 31, 2001, total returns for Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +8.00%, +6.91%, +6.90% and +7.73%, respectively. This compares to a total return of +8.74% for the unmanaged Russell 1000 Value Index.

The Fund started the year with a very large weighting in energy, health care, defense and insurance stocks, areas that performed very well through the latter part of 2000. The perceived safety of these groups enabled them to perform relatively well when compared to other industry groups, particularly technology. We started trading out of many of these companies and redeployed the proceeds into more economically sensitive areas as well as telecommunications-related equities. Our entry into the telecommunications area proved to be premature as the industry remains depressed and the stocks have performed poorly. Our distressed bond holdings declined precipitously during the fiscal year and had a very significant negative impact on our returns. We currently have very little exposure to this asset class. Finally, our financial stocks, such as Bank One Corporation, First Union Corporation and Bank of America Corporation, all were excellent performers while one of our largest holdings during the period, Borland Software, appreciated well over 100% during the past 12 months.

In Conclusion

We thank you for your interest in Merrill Lynch Focus Value Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Co-Portfolio Manager


/s/ Kevin M. Rendino

Kevin M. Rendino
Senior Vice President and Co-Portfolio Manager

September 7, 2001

We are pleased to announce that Kevin M. Rendino has been named Co-Portfolio Manager of Merrill Lynch Focus Value Fund, Inc. Mr. Rendino has been First Vice President of Fund Asset Management, L.P. ("FAM") since 1997. Prior thereto, Mr. Rendino was Vice President of FAM from 1993 to 1997.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                          Ten Years/
                                                         6-Month          12-Month      Since Inception
As of July 31, 2001                                   Total Return      Total Return     Total Return
=======================================================================================================
ML Focus Value Fund, Inc. Class A Shares*                -3.60%           +8.00%            +320.88%
-------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class B Shares*                -4.05            +6.91             +280.07
-------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class C Shares*                -4.04            +6.90             +138.72
-------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class D Shares*                -3.77            +7.73             +151.74
-------------------------------------------------------------------------------------------------------
Russell 1000 Value Index**                               -1.85            +8.74         +313.41/+189.08
=======================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** This unmanaged Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Ten years/since inception total return periods are ten years and from 10/31/94, respectively.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Russell 1000 Value Index and the S&P 500 Index. Values are from July 1991 to July 2001:

                                    7/91        7/92       7/93        7/94        7/95        7/96
ML Focus Value Fund, Inc.+--
Class A Shares*                     $9,475      $10,853    $13,996     $15,306     $17,435     $18,268
ML Focus Value Fund, Inc.+--
Class B Shares*                     $10,000     $11,335    $14,470     $15,658     $17,667     $18,315
Russell 1000 Value
Index++                             $10,000     $11,533    $13,687     $14,180     $17,143     $19,866
S&P 500 Index+++                    $10,000     $11,279    $12,264     $12,897     $16,264     $18,959

                                    7/97        7/98       7/99        7/00        7/01
ML Focus Value Fund, Inc.+--
Class A Shares*                     $23,708     $26,311    $32,665     $36,921     $39,875
ML Focus Value Fund, Inc.+--
Class B Shares*                     $23,531     $25,846    $31,783     $35,549     $38,005
Russell 1000 Value
Index++                             $29,567     $34,802    $40,018     $38,018     $41,341
S&P 500 Index+++                    $28,844     $34,406    $41,357     $45,069     $38,611

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Russell 1000 Value Index and the S&P 500 Index. Values are from October 21, 1994 to July 2001:

                                    10/21/94**   7/95        7/96        7/97        7/98        7/99
ML Focus Value Fund, Inc.+--
Class C Shares*                     $10,000      $11,099     $11,509     $14,776     $16,239     $19,966
ML Focus Value Fund, Inc.+--
Class D Shares*                     $9,475       $10,585     $11,061     $14,317     $15,849     $19,632
Russell 1000 Value
Index++                             $10,000      $11,987     $13,891     $20,674     $24,335     $27,982
S&P 500 Index+++                    $10,000      $12,145     $14,157     $21,539     $25,692     $30,883

                                    7/00         7/01
ML Focus Value Fund, Inc.+--
Class C Shares*                     $22,332      $23,873
ML Focus Value Fund, Inc.+--
Class D Shares*                     $22,139      $23,850
Russell 1000 Value
Index++                             $26,584      $28,907
S&P 500 Index+++                    $33,655      $28,832

  * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
 **   Commencement of operations.
  + ML Focus Value Fund, Inc. invests in a diversified portfolio of equity and fixed-income securities, including municipal securities, of issues in weak financial condition or experiencing poor operating results that management of the Fund believes are undervalued relative to management's assessment of the current or prospective condition of such issuers.
 ++ This unmanaged Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94. During the fiscal year, the Fund's benchmark Index was changed to the Russell 1000 Value Index from the S&P 500 Index. Fund management believes that the new Index provides for a better comparison relative to the Fund's investment objectives and its fund classification category.
+++ This unmanaged broad-based Index is comprised of common stocks. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94. Past performance is not predictive of future performance.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                               % Return Without      % Return With
                                 Sales Charge         Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/01             + 5.82%              + 0.27%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01           +15.25               +14.01
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01            +16.07               +15.44
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                 % Return              % Return
                                Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/01             + 4.74%              + 1.37%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01           +14.07               +13.87
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01            +14.89               +14.89
================================================================================
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                 % Return              % Return
                               Without CDSC           With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/01             + 4.70%              + 3.87%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01           +14.05               +14.05
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/01                    +14.09               +14.09
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                             % Return Without         % Return With
                               Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/01             + 5.56%              + 0.02%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01           +14.95               +13.72
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/01                    +15.00               +14.07
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

SCHEDULE OF INVESTMENTS

                                 Shares                                                                             Percent of
Industry                          Held                  Investments                                   Value         Net Assets
==============================================================================================================================
Discount to Assets
==============================================================================================================================
Communications                 2,196,200   +3Com Corporation                                      $ 10,695,494            2.3%
Equipment
==============================================================================================================================
Diversified                      109,500    Verizon Communications                                   5,929,425            1.3
Telecommunication Services
==============================================================================================================================
Health Care                      133,300   +Aetna Inc. (New Shares)                                  3,760,393            0.8
Providers & Services
==============================================================================================================================
Media                            834,200   +AT&T Corp.--Liberty Media Group (Class A)               13,121,966            2.8
                                 207,900    Tribune Company                                          8,577,954            1.9
                                 281,300   +USA Networks, Inc.                                       7,876,400            1.7
==============================================================================================================================
Paper & Forest Products          340,300    Boise Cascade Corporation                               12,318,860            2.7
                               1,044,700    Sappi Limited (ADR) (a)                                  9,684,369            2.1
==============================================================================================================================
                                            Total Discount to Assets (Cost--$66,343,721)            71,964,861           15.6
==============================================================================================================================

==============================================================================================================================
Earnings Turnaround
==============================================================================================================================
Aerospace & Defense              188,300    Lockheed Martin Corporation                              7,460,446            1.6
==============================================================================================================================
Banks                            137,900    Bank of America Corporation                              8,773,198            1.9
                                 258,400    Bank One Corporation                                    10,002,664            2.2
                                 343,600    First Union Corporation                                 12,163,440            2.6
==============================================================================================================================
Communications                 1,771,100    Lucent Technologies Inc.                                11,866,370            2.6
Equipment                        487,100    Motorola, Inc.                                           9,103,899            2.0
==============================================================================================================================
Computer & Peripherals            61,500    International Business Machines Corporation              6,470,415            1.4
                                  42,500   +Maxtor Corporation                                         280,500            0.1
                               1,317,000   +Palm, Inc.                                               7,019,610            1.5
==============================================================================================================================
Diversified Financials            51,200    Stilwell Financial, Inc.                                 1,518,592            0.3
==============================================================================================================================
Electronic Equipment &           275,900   +Jabil Circuit, Inc.                                      8,966,750            2.0
Instruments                      222,400   +SCI Systems, Inc.                                        6,494,080            1.4
==============================================================================================================================
Energy                           256,600    Diamond Offshore Drilling, Inc.                          7,528,644            1.6
Equipment & Service              497,000    ENSCO International Incorporated                        10,282,930            2.2
                                 528,500   +Grant Prideco, Inc.                                      7,171,745            1.6
                                 320,000   +Rowan Companies, Inc.                                    6,156,800            1.3
==============================================================================================================================
Hotels,                          362,500    McDonald's Corporation                                  10,563,250            2.3
Restaurants & Leisure
==============================================================================================================================
Household Durables             1,138,500   +The Topps Company, Inc.                                 13,115,520            2.8
==============================================================================================================================
Insurance                        243,200    ACE Limited                                              8,490,112            1.8
                                 155,400    The Allstate Corporation                                 5,432,784            1.2
==============================================================================================================================
Machinery                        132,300    Caterpillar Inc.                                         7,289,730            1.6
==============================================================================================================================
Media                            900,000   +CST Entertainment, Inc. (b)                                    900            0.0
                                 712,000   +Fox Entertainment Group, Inc. (Class A)                 19,402,000            4.2
==============================================================================================================================
Oil & Gas                        226,000    EOG Resources, Inc.                                      7,989,100            1.7
                                 352,200    Unocal Corporation                                      12,601,716            2.7
==============================================================================================================================
Paper & Forest Products          185,000    Georgia-Pacific Group                                    6,771,000            1.5
==============================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

                                  Shares
                                   Held/                                                                                  Percent of
Industry                        Face Amount             Investments                                         Value         Net Assets
====================================================================================================================================
Earnings Turnaround (concluded)
====================================================================================================================================
Personal Products                489,300    The Gillette Company                                        $ 13,636,791            3.0%
====================================================================================================================================
Pharmaceuticals                  209,000    Bristol-Myers Squibb Company                                  11,838,260            2.6
                                  38,900    Schering-Plough Corporation                                    1,519,045            0.3
====================================================================================================================================
Software                         912,000   +Borland Software Corporation                                  11,883,360            2.6
====================================================================================================================================
Specialty Retail                 596,000    Intimate Brands, Inc.                                          9,625,400            2.1
                                 136,300    RadioShack Corporation                                         3,847,749            0.8
====================================================================================================================================
                                            Total Earnings Turnaround (Cost--$231,938,851)               265,266,800           57.5
====================================================================================================================================

====================================================================================================================================
Financial Restructuring
====================================================================================================================================
Commercial                       139,388   +Goss Holdings Inc. (Class B)                                      13,939            0.0
Services & Supplies
====================================================================================================================================
Machinery                    $ 5,976,171    Goss Graphic Systems, Inc., 12.25% due 11/19/2005 (c)            537,855            0.1
====================================================================================================================================
Oil & Gas                      1,981,437   +Gulfport Energy Corporation--Litigation Trust Certificates            20            0.0
====================================================================================================================================
Road & Rail                      220,760   +Trism, Inc. (d)                                                  165,570            0.1
====================================================================================================================================
                                            Total Financial Restructuring (Cost--$3,442,054)                 717,384            0.2
====================================================================================================================================

====================================================================================================================================
High Yield
====================================================================================================================================
Commercial Services &        $       400   +San Jacinto Holdings, Inc., Senior Subordinated Notes,
Supplies                                      12% due 12/31/2002                                                   0            0.0
====================================================================================================================================
Household Products           $12,260,000   +Diamond Brands Operating, 10.125% due 4/15/2008                1,716,400            0.4
====================================================================================================================================
Road & Rail                  $ 3,485,678   +Trism, Inc., 0.001% due 2/15/2005 (d)                            104,570            0.0
====================================================================================================================================
                                            Total High Yield (Cost--$18,263,840)                           1,820,970            0.4
====================================================================================================================================

====================================================================================================================================
Operational Restructuring
====================================================================================================================================
Chemicals                        202,100    E.I. du Pont de Nemours and Company                            8,653,922            1.9
====================================================================================================================================
Computer & Peripherals           326,000    Compaq Computer Corporation                                    4,870,440            1.0
                                 561,300   +Unisys Corporation                                             6,426,885            1.4
====================================================================================================================================
Diversified Financials           168,300    J.P. Morgan Chase & Co.                                        7,287,390            1.6
====================================================================================================================================
Diversified                      570,000    AT&T Corp.                                                    11,519,700            2.5
Telecommunication                508,900   +WorldCom, Inc.                                                 7,124,600            1.5
Services
====================================================================================================================================
Electrical Equipment             459,300    Thomas & Betts Corporation                                     9,530,475            2.1
====================================================================================================================================
Electronic Equipment &           155,200   +Agilent Technologies, Inc.                                     4,440,272            1.0
Instruments
====================================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

SCHEDULE OF INVESTMENTS (concluded)

                                 Shares                                                                                   Percent of
Industry                          Held                  Investments                                         Value         Net Assets
====================================================================================================================================
Operational Restructuring (concluded)
====================================================================================================================================
Health Care                      391,500   +Boston Scientific Corporation                               $  7,050,915            1.5%
Equipment & Supplies
====================================================================================================================================
Industrial Conglomerates          71,700    Textron, Inc.                                                  4,038,144            0.9
====================================================================================================================================
Software                       1,132,700   +Novell, Inc.                                                   5,640,846            1.2
                               1,500,000   +Walker Interactive Systems, Inc. (d)                           1,200,000            0.3
====================================================================================================================================
Wireless                         183,426   +AT&T Wireless Services Inc.                                    3,428,232            0.7
Telecommunication
Services
====================================================================================================================================
                                            Total Operational Restructuring (Cost--$90,022,404)           81,211,821           17.6
====================================================================================================================================

====================================================================================================================================
Price to Book
====================================================================================================================================
Diversified Financials            91,400    Citigroup Inc.                                                 4,589,194            1.0
====================================================================================================================================
Metals & Mining                  244,400    Arch Coal, Inc.                                                4,572,724            1.0
====================================================================================================================================
                                            Total Price to Book (Cost--$11,494,106)                        9,161,918            2.0
====================================================================================================================================
                                            Total Investments (Cost--$421,504,976)                       430,143,754           93.3
====================================================================================================================================
                                 Face
                                 Amount             Short-Term Securities
====================================================================================================================================
Commercial Paper*            $ 9,537,000    The CIT Group Holdings, Inc., 3.89% due 8/01/2001              9,537,000            2.1
                              10,000,000    Verizon Global Funding, 3.75% due 8/01/2001                   10,000,000            2.2
====================================================================================================================================
US Government Agency          10,000,000    Fannie Mae, 3.66% due 8/28/2001                                9,972,550            2.1
Obligations*
====================================================================================================================================
                                            Total Short-Term Securities (Cost--$29,509,550)               29,509,550            6.4
====================================================================================================================================
Total Investments (Cost--$451,014,526)                                                                   459,653,304           99.7

Other Assets Less Liabilities                                                                              1,417,171            0.3
                                                                                                        ------------          -----
Net Assets                                                                                              $461,070,475          100.0%
                                                                                                        ============          ======
====================================================================================================================================

  * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
  +   Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents a pay-in-kind security which may pay interest/ dividends in additional face/shares.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                                    Net Share     Net   Dividend
Industry      Affiliate                             Activity     Cost    Income
--------------------------------------------------------------------------------
Road & Rail   Trism, Inc.                              --           --      +
Road & Rail   Trism, Inc., 0.001% due
              2/15/2005                                --      $   (7,903)  +
Software      Walker Interactive
              Systems, Inc.                         957,500     2,481,387   +
--------------------------------------------------------------------------------

+     Non-income producing security.

See Notes to Financial Statements

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

FINANCIAL INFORMATION

====================================================================================================================================
Statement of Assets and Liabilities as of July 31, 2001
====================================================================================================================================
Assets:                 Investments, at value (identified cost--$451,014,526)...............                           $459,653,304
                        Cash................................................................                                    396
                        Receivables:
                          Securities sold...................................................    $4,770,354
                          Capital shares sold...............................................       397,796
                          Dividends.........................................................       340,896
                          Interest..........................................................       252,230                5,761,276
                                                                                                ----------
                        Prepaid registration fees and other assets..........................                                 89,092
                                                                                                                       ------------
                        Total assets........................................................                            465,504,068
                                                                                                                       ------------
====================================================================================================================================
Liabilities:            Payables:
                          Securities purchased..............................................     3,041,628
                          Capital shares redeemed...........................................       640,806
                          Investment adviser................................................       403,275
                          Distributor.......................................................       141,872                4,227,581
                                                                                                ----------
                        Accrued expenses and other liabilities..............................                                206,012
                                                                                                                       ------------
                        Total liabilities...................................................                              4,433,593
                                                                                                                       ------------
====================================================================================================================================
Net Assets:             Net assets..........................................................                           $461,070,475
                                                                                                                       ============
====================================================================================================================================
Net Assets              Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:             authorized..........................................................                           $  1,601,041
                        Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized..........................................................                              1,163,688
                        Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                        authorized..........................................................                                150,211
                        Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized..........................................................                                992,851
                        Paid-in capital in excess of par....................................                            437,078,852
                        Accumulated distributions in excess of investment income--net.......                               (820,979)
                        Undistributed realized capital gains on investments--net............                             12,266,033
                        Unrealized appreciation on investments--net.........................                              8,638,778
                                                                                                                       ------------
                        Net assets..........................................................                           $461,070,475
                                                                                                                       ============
====================================================================================================================================
Net Asset Value:        Class A--Based on net assets of $192,820,496 and 16,010,414 shares
                        outstanding.........................................................                           $      12.04
                                                                                                                       ============
                        Class B--Based on net assets of $132,202,091 and 11,636,881 shares
                        outstanding.........................................................                           $      11.36
                                                                                                                       ============
                        Class C--Based on net assets of $16,776,012 and 1,502,109 shares
                        outstanding.........................................................                           $      11.17
                                                                                                                       ============
                        Class D--Based on net assets of $119,271,876 and 9,928,505 shares
                        outstanding.........................................................                           $      12.01
                                                                                                                       ============
====================================================================================================================================

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

====================================================================================================================================
Statement of Operations for the Year Ended July 31, 2001
====================================================================================================================================
Investment              Dividends........................................................                                $ 6,037,776
Income:                 Interest and discount earned.....................................                                  3,273,774
                                                                                                                         -----------
                        Total income.....................................................                                  9,311,550
                                                                                                                         -----------
====================================================================================================================================
Expenses:               Investment advisory fees.........................................          $4,726,046
                        Account maintenance and distribution fees--Class B................          1,463,975
                        Account maintenance fees--Class D.................................            278,376
                        Transfer agent fees--Class A......................................            277,139
                        Transfer agent fees--Class B......................................            230,388
                        Transfer agent fees--Class D......................................            154,026
                        Accounting services..............................................             136,956
                        Professional fees................................................             135,108
                        Account maintenance and distribution fees--Class C................            128,368
                        Printing and shareholder reports.................................              57,721
                        Directors' fees and expenses.....................................              40,554
                        Registration fees................................................              38,980
                        Custodian fees ..................................................              30,359
                        Transfer agent fees--Class C......................................             21,810
                        Pricing fees.....................................................               3,866
                        Other............................................................              30,606
                                                                                                   ----------
                        Total expenses...................................................                                  7,754,278
                                                                                                                         -----------
                        Investment income--net............................................                                 1,557,272
                                                                                                                         -----------
====================================================================================================================================
Realized &              Realized gain on investments--net.................................                                30,051,006
Unrealized Gain on      Change in unrealized appreciation on investments--net.............                                 2,279,651
Investments--Net:                                                                                                        -----------
                        Net Increase in Net Assets Resulting from Operations.............                                $33,887,929
                                                                                                                         ===========
====================================================================================================================================

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

====================================================================================================================================
Statement of Changes in Net Assets
====================================================================================================================================
                                                                                                           For the Year Ended
                                                                                                                 July 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                      2001               2000
====================================================================================================================================
Operations:             Investment income--net...........................................           $  1,557,272       $  2,373,280
                        Realized gain on investments and foreign currency
                        transactions--net                                                             30,051,006         93,613,287
                        Change in unrealized appreciation on investments--net............              2,279,651        (31,241,270)
                                                                                                    ------------       ------------
                        Net increase in net assets resulting from operations.............             33,887,929         64,745,297
                                                                                                    ------------       ------------
====================================================================================================================================
Dividends &             Investment income--net:
Distributions to          Class A........................................................               (886,137)        (3,313,779)
Shareholders:             Class B........................................................                (96,454)           (59,825)
                          Class C........................................................                (14,277)            (9,088)
                          Class D........................................................               (358,433)          (919,281)
                        In excess of investment income--net:
                          Class A........................................................               (871,220)          (132,855)
                          Class B........................................................                (94,831)            (2,398)
                          Class C........................................................                (14,037)              (364)
                          Class D........................................................               (352,399)           (36,856)
                        Realized gain on investments--net:
                          Class A........................................................            (44,501,994)       (23,130,472)
                          Class B........................................................            (33,087,425)       (19,332,398)
                          Class C........................................................             (2,408,048)          (871,784)
                          Class D........................................................            (21,988,587)        (8,296,448)
                                                                                                    ------------       ------------
                        Net decrease in net assets resulting from dividends and
                        distributions to shareholders....................................           (104,673,842)       (56,105,548)
                                                                                                    ------------       ------------
====================================================================================================================================
Capital Share           Net increase (decrease) in net assets derived from capital
Transactions:           share transactions...............................................             24,880,319        (39,231,265)
                                                                                                    ------------       ------------
====================================================================================================================================
Net Assets:             Total decrease in net assets.....................................            (45,905,594)       (30,591,516)
                        Beginning of year................................................            506,976,069        537,567,585
                                                                                                    ------------       ------------
                        End of year*.....................................................           $461,070,475       $506,976,069
                                                                                                    ============       ============
====================================================================================================================================
                       *Accumulated investment loss--net..................................          $   (820,979)      $   (201,971)
                                                                                                    ============       ============
====================================================================================================================================

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

Financial Highlights

                                                                                                  Class A
The following per share data and ratios have been derived                 ----------------------------------------------------------
from information provided in the financial statements.                                   For the Year Ended July 31,
                                                                          ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001        2000        1999        1998        1997
====================================================================================================================================
Per Share            Net asset value, beginning of year..............     $  13.89    $  13.71    $  13.49    $  15.32    $  13.37
Operating                                                                 --------    --------    --------    --------    --------
Performance:         Investment income--net+.........................          .09         .12         .13         .12         .10
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net..........          .93        1.55        2.11        1.33        3.46
                                                                          --------    --------    --------    --------    --------
                     Total from investment operations................         1.02        1.67        2.24        1.45        3.56
                                                                          --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net........................         (.06)       (.18)       (.13)       (.11)       (.06)
                       In excess of investment income--net...........         (.05)       (.01)         --          --          --
                       Realized gain on investments--net.............        (2.76)      (1.30)      (1.89)      (3.17)      (1.55)
                                                                          --------    --------    --------    --------    --------
                     Total dividends and distributions...............        (2.87)      (1.49)      (2.02)      (3.28)      (1.61)
                                                                          --------    --------    --------    --------    --------
                     Net asset value, end of year....................     $  12.04    $  13.89    $  13.71    $  13.49    $  15.32
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Total Investment     Based on net asset value per share..............        8.00%      13.03%      24.15%      10.98%      29.78%
Return:*                                                                  ========    ========    ========    ========    ========
====================================================================================================================================
Ratios to Average    Expenses........................................        1.24%       1.21%       1.27%       1.24%       1.26%
Net Assets:                                                               ========    ========    ========    ========    ========
                     Investment income--net..........................         .74%        .87%       1.11%        .83%        .77%
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Supplemental         Net assets, end of year (in thousands)..........     $192,820    $223,134    $245,712    $283,005    $301,936
Data:                                                                     ========    ========    ========    ========    ========
                     Portfolio turnover..............................      112.13%      95.11%      80.60%      81.20%      81.46%
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

Financial Highlights (continued)

                                                                                                  Class B
The following per share data and ratios have been derived                 ----------------------------------------------------------
from information provided in the financial statements.                                   For the Year Ended July 31,
                                                                          ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001        2000        1999        1998        1997
====================================================================================================================================
Per Share            Net asset value, beginning of year..............     $  13.23    $  13.06    $  12.93    $  14.82    $  12.99
Operating                                                                 --------    --------    --------    --------    --------
Performance:         Investment income (loss)--net+..................         (.03)       (.02)        .01        (.03)       (.03)
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net..........          .89        1.47        2.02        1.28        3.35
                                                                          --------    --------    --------    --------    --------
                     Total from investment operations................          .86        1.45        2.03        1.25        3.32
                                                                          --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net........................         (.01)         --++      (.01)       (.01)         --
                       In excess of investment income--net...........         (.01)         --++        --          --          --
                       Realized gain on investments--net.............        (2.71)      (1.28)      (1.89)      (3.13)      (1.49)
                                                                          --------    --------    --------    --------    --------
                     Total dividends and distributions...............        (2.73)      (1.28)      (1.90)      (3.14)      (1.49)
                                                                          --------    --------    --------    --------    --------
                     Net asset value, end of year....................     $  11.36    $  13.23    $  13.06    $  12.93    $  14.82
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Total Investment     Based on net asset value per share..............        6.91%      11.85%      22.97%       9.84%      28.48%
Return:*                                                                  ========    ========    ========    ========    ========
====================================================================================================================================
Ratios to Average    Expenses........................................        2.26%       2.23%       2.30%       2.26%       2.29%
Net Assets:                                                               ========    ========    ========    ========    ========
                     Investment income (loss)--net...................        (.27%)      (.12%)       .08%       (.18%)      (.26%)
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Supplemental         Net assets, end of year (in thousands)..........     $132,202    $165,524    $199,132    $286,396    $337,022
Data:                                                                     ========    ========    ========    ========    ========
                     Portfolio turnover..............................      112.13%      95.11%      80.60%      81.20%      81.46%
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================

 *    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

Financial Highlights (continued)

                                                                                                  Class C
The following per share data and ratios have been derived                 ----------------------------------------------------------
from information provided in the financial statements.                                   For the Year Ended July 31,
                                                                          ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001        2000        1999        1998        1997
====================================================================================================================================
Per Share            Net asset value, beginning of year..............     $  13.07    $  12.94    $  12.83    $  14.72    $  12.92
Operating                                                                 --------    --------    --------    --------    --------
Performance:         Investment income (loss)--net+..................         (.04)       (.03)        .01        (.03)       (.04)
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net..........          .88        1.47        2.00        1.29        3.33
                                                                          --------    --------    --------    --------    --------
                     Total from investment operations................          .84        1.44        2.01        1.26        3.29
                                                                          --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net........................         (.02)       (.01)       (.01)       (.02)         --
                       In excess of investment income--net...........         (.01)         --++        --          --          --
                       Realized gain on investments--net.............        (2.71)      (1.30)      (1.89)      (3.13)      (1.49)
                                                                          --------    --------    --------    --------    --------
                     Total dividends and distributions...............        (2.74)      (1.31)      (1.90)      (3.15)      (1.49)
                                                                          --------    --------    --------    --------    --------
                     Net asset value, end of year....................     $  11.17    $  13.07    $  12.94    $  12.83    $  14.72
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Total Investment     Based on net asset value per share..............        6.90%      11.85%      22.95%       9.90%      28.39%
Return:*                                                                  ========    ========    ========    ========    ========
====================================================================================================================================
Ratios to Average    Expenses........................................        2.27%       2.24%       2.31%       2.27%       2.30%
Net Assets:                                                               ========    ========    ========    ========    ========
                     Investment income (loss)--net...................        (.39%)      (.24%)       .06%       (.19%)      (.27%)
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Supplemental         Net assets, end of year (in thousands)..........     $ 16,776    $ 11,570    $  8,245    $ 11,316    $ 14,448
Data:                                                                     ========    ========    ========    ========    ========
                     Portfolio turnover..............................      112.13%      95.11%      80.60%      81.20%      81.46%
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================

 *    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                  Class D
The following per share data and ratios have been derived                 ----------------------------------------------------------
from information provided in the financial statements.                                   For the Year Ended July 31,
                                                                          ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2001        2000        1999        1998        1997
====================================================================================================================================
Per Share            Net asset value, beginning of year..............     $  13.86    $  13.67    $  13.45    $  15.29    $  13.35
Operating                                                                 --------    --------    --------    --------    --------
Performance:         Investment income--net+.........................          .05         .08         .10         .08         .07
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net..........          .94        1.56        2.11        1.33        3.45
                                                                          --------    --------    --------    --------    --------
                     Total from investment operations................          .99        1.64        2.21        1.41        3.52
                                                                          --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net........................         (.05)       (.14)       (.10)       (.09)       (.04)
                       In excess of investment income--net...........         (.04)       (.01)         --          --          --
                       Realized gain on investments--net.............        (2.75)      (1.30)      (1.89)      (3.16)      (1.54)
                                                                          --------    --------    --------    --------    --------
                     Total dividends and distributions...............        (2.84)      (1.45)      (1.99)      (3.25)      (1.58)
                                                                          --------    --------    --------    --------    --------
                     Net asset value, end of year....................     $  12.01    $  13.86    $  13.67    $  13.45    $  15.29
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Total Investment     Based on net asset value per share..............        7.73%      12.77%      23.87%      10.70%      29.44%
Return:*                                                                  ========    ========    ========    ========    ========
====================================================================================================================================
Ratios to Average    Expenses........................................        1.49%       1.46%       1.52%       1.51%       1.52%
Net Assets:                                                               ========    ========    ========    ========    ========
                     Investment income--net..........................         .45%        .55%        .88%        .59%        .54%
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================
Supplemental         Net assets, end of year (in thousands)..........     $119,272    $106,748    $ 84,479    $ 89,691    $ 85,409
Data:                                                                     ========    ========    ========    ========    ========
                     Portfolio turnover..............................      112.13%      95.11%      80.60%      81.20%      81.46%
                                                                          ========    ========    ========    ========    ========
====================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Focus Value Fund, Inc. (the "Fund") (formerly Merrill Lynch Phoenix Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective August 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $14,678 increase to the cost of securities and a corresponding $14,678 decrease to net unrealized appreciation, based on debt securities held as of July 31, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for post-October losses.

(h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $511,508 have been reclassified between undistributed net realized capital gains and accumulated distributions in excess of net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following rates: 1.00% of average daily net assets not exceeding $500 million; .95% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .90% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                            Account                Distribution
                                        Maintenance Fee                 Fee
--------------------------------------------------------------------------------
Class B........................              .25%                      .75%
Class C........................              .25%                      .75%
Class D........................              .25%                       --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                            FAMD                     MLPF&S
--------------------------------------------------------------------------------
Class A........................            $  599                    $10,386
Class D........................            $3,273                    $47,408
--------------------------------------------------------------------------------

For the year ended July 31, 2001, MLPF&S received contingent deferred sales charges of $66,238 and $4,760 relating to transactions in Class B and Class C

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $159 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $203,663 in commissions on the execution of portfolio security transactions for the Fund for the year ended July 31, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, FAM provided accounting services to the Fund at its cost and the Fund reimbursed FAM for these services. FAM continues to provide certain accounting services to the Fund. The Fund reimburses FAM at its cost for such services. For the year ended July 31, 2001, the Fund reimbursed FAM an aggregate of $40,405 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2001 were $493,359,822 and $588,524,721, respectively.

Net realized gains (losses) for the year ended July 31, 2001 and net unrealized gains as of July 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                             Realized                Unrealized
                                          Gains (Losses)                Gains
--------------------------------------------------------------------------------
Long-term investments..............        $30,051,413               $ 8,638,778
Short-term investments.............               (407)                       --
                                           -----------               -----------
Total..............................        $30,051,006               $ 8,638,778
                                           ===========               ===========
--------------------------------------------------------------------------------

As of July 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,607,068, of which $64,538,121 related to appreciated securities and $62,931,053 related to depreciated securities. At July 31, 2001, the aggregate cost of investments for Federal income tax purposes was $458,046,236.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $24,880,319 and $(39,231,265) for the years ended July 31, 2001 and July 31,
2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2001                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................       1,653,430        $ 19,951,392
Shares issued to shareholders
in reinvestment of
dividends and distributions................       3,384,653          40,805,004
                                                 ----------        ------------
Total issued...............................       5,038,083          60,756,396
Shares redeemed............................      (5,090,375)        (59,732,823)
                                                 ----------        ------------
Net increase (decrease)....................         (52,292)       $  1,023,573
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................       1,957,480        $ 27,025,897
Shares issued to shareholders
in reinvestment of
dividends and distributions................       1,811,355          23,706,117
                                                 ----------        ------------
Total issued...............................       3,768,835          50,732,014
Shares redeemed............................      (5,624,590)        (76,340,293)
                                                 ----------        ------------
Net decrease...............................      (1,855,755)       $(25,608,279)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2001                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................       2,036,185        $ 23,588,449
Shares issued to shareholders
in reinvestment of
dividends and distributions................       2,582,030          29,604,575
                                                 ----------        ------------
Total issued...............................       4,618,215          53,193,024
Shares redeemed............................      (3,711,595)        (42,847,237)
Automatic conversion
of shares..................................      (1,781,553)        (20,264,441)
                                                 ----------        ------------
Net decrease...............................        (874,933)       $ (9,918,654)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................       2,592,979        $ 34,046,767
Shares issued to shareholders
in reinvestment of
dividends and distributions................       1,400,187         17,545,554
                                                 ----------        ------------
Total issued...............................       3,993,166          51,592,321
Shares redeemed............................      (4,842,940)        (64,065,467)
Automatic conversion
of shares..................................      (1,889,843)        (25,434,824)
                                                 ----------        ------------
Net decrease...............................      (2,739,617)       $(37,907,970)
                                                 ==========        ============
--------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2001                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold.............. .................         790,338        $  8,761,740
Shares issued to shareholders
in reinvestment of
dividends and distributions................         186,709           2,105,755
                                                 ----------        ------------
Total issued...............................         977,047          10,867,495
Shares redeemed............................        (360,342)         (4,050,793)
                                                 ----------        ------------
Net increase...............................         616,705        $  6,816,702
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................         451,630        $  5,923,944
Shares issued to shareholders
in reinvestment of
dividends and distributions................          59,053             732,030
                                                 ----------        ------------
Total issued...............................         510,683           6,655,974
Shares redeemed............................        (262,641)         (3,428,132)
                                                 ----------        ------------
Net increase...............................         248,042        $  3,227,842
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2001                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................       1,054,476        $ 12,919,622
Automatic conversion
of shares..................................       1,690,131          20,264,441
Shares issued to shareholders
in reinvestment of
dividends and distributions................       1,738,869          20,926,526
                                                 ----------        ------------
Total issued...............................       4,483,476          54,110,589
Shares redeemed............................      (2,256,243)        (27,151,891)
                                                 ----------        ------------
Net increase...............................       2,227,233        $ 26,958,698
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold................................       1,151,701        $ 16,082,632
Automatic conversion
of shares..................................       1,808,040          25,434,824
Shares issued to shareholders
in reinvestment of
dividends and distributions................         645,789           8,445,067
                                                 ----------        ------------
Total issued...............................       3,605,530          49,962,523
Shares redeemed............................      (2,081,970)        (28,905,381)
                                                 ----------        ------------
Net increase...............................       1,523,560        $ 21,057,142
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the year ended July 31, 2001.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Focus Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Focus Value Fund, Inc. (formerly Merrill Lynch Phoenix Fund, Inc.) as of July 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Focus Value Fund, Inc. as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 19, 2001

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch Focus Value Fund, Inc. during its fiscal year ended July 31, 2001:

=================================================================================================================
                                                   Qualifying      Non-Qualifying          Total        Long-Term
                     Record        Payable          Ordinary          Ordinary           Ordinary        Capital
                      Date          Date             Income            Income             Income          Gains*
=================================================================================================================
Class A Shares:
=================================================================================================================
                    9/12/2000     9/18/2000         $.076126          $.205605           $.281731       $2.147457
-----------------------------------------------------------------------------------------------------------------
                   12/14/2000    12/20/2000         $.077328          $.360597           $.437925       $ .006700
=================================================================================================================
Class B Shares:
=================================================================================================================
                    9/12/2000     9/18/2000         $.050393          $.136103           $.186496       $2.147457
-----------------------------------------------------------------------------------------------------------------
                   12/14/2000    12/20/2000         $.068337          $.318673           $.387010       $ .006700
=================================================================================================================
Class C Shares:
=================================================================================================================
                    9/12/2000     9/18/2000         $.054850          $.148143           $.202993       $2.147457
-----------------------------------------------------------------------------------------------------------------
                   12/14/2000    12/20/2000         $.068572          $.319766           $.388338       $ .006700
=================================================================================================================
Class D Shares:
=================================================================================================================
                    9/12/2000     9/18/2000         $.070738          $.191054           $.261792       $2.147457
-----------------------------------------------------------------------------------------------------------------
                   12/14/2000    12/20/2000         $.075126          $.350329           $.425455       $ .006700
-----------------------------------------------------------------------------------------------------------------

* All of the long-term capital gains distributions are subject to a maximum 20% tax rate.

The qualifying ordinary income qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

PORTFOLIO INFORMATION

As of July 31, 2001

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets

Fox Entertainment Group, Inc. (Class A)............................       4.2%
The Gillette Company...............................................       3.0
AT&T Corp.--Liberty Media Group (Class A)..........................       2.8
The Topps Company, Inc.............................................       2.8
Unocal Corporation.................................................       2.7
Boise Cascade Corporation..........................................       2.7
First Union Corporation............................................       2.6
Borland Software Corporation.......................................       2.6
Lucent Technologies Inc............................................       2.6
AT&T Corp..........................................................       2.5

                                                                      Percent of
Five Largest Industries                                               Net Assets

Media..............................................................      10.6%
Communications Equipment...........................................       6.9
Energy Equipment & Service.........................................       6.7
Banks..............................................................       6.7
Paper & Forest Products............................................       6.3

                                                                      Percent of
Asset Mix                                                             Net Assets

Stocks.............................................................      92.8%
Bonds..............................................................       0.5
Cash & Cash Equivalents............................................       6.7

Merrill Lynch Focus Value Fund, Inc.                               July 31, 2001

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Robert C. Doll, Jr., Senior Vice President
Robert J. Martorelli, Senior Vice President and Co-Portfolio Manager Kevin M. Rendino, Senior Vice President and Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Allan J. Oster, Secretary

Custodian

The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Focus Value Fund, Inc.
Box 9011
Princeton, NJ
08543

[Recycle Logo] Printed on post-consumer recycled paper              #10263--7/01